Shareholder Report, Holdings (Details)	Oct. 31, 2025
Hennessy Cornerstone Growth Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Cornerstone Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Hennessy Cornerstone Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Hennessy Cornerstone Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Hennessy Cornerstone Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Hennessy Cornerstone Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Cornerstone Growth Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Growth Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Cornerstone Growth Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Cornerstone Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Hennessy Cornerstone Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Hennessy Cornerstone Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Hennessy Cornerstone Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Hennessy Cornerstone Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Cornerstone Growth Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Growth Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Focus Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Hennessy Focus Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Focus Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Hennessy Focus Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Focus Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Focus Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Hennessy Focus Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Hennessy Focus Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Focus Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Hennessy Focus Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Focus Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Hennessy Focus Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Focus Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Focus Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Hennessy Focus Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Hennessy Focus Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Cornerstone Mid Cap 30 Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.50%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Hennessy Cornerstone Mid Cap 30 Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Hennessy Cornerstone Large Growth Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Cornerstone Large Growth Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Cornerstone Large Growth Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Hennessy Cornerstone Large Growth Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Hennessy Cornerstone Large Growth Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Hennessy Cornerstone Large Growth Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Hennessy Cornerstone Large Growth Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Large Growth Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Hennessy Cornerstone Large Growth Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Cornerstone Value Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Cornerstone Value Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Hennessy Cornerstone Value Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Value Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Hennessy Cornerstone Value Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Hennessy Cornerstone Value Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Cornerstone Value Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Cornerstone Value Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Cornerstone Value Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Hennessy Cornerstone Value Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Hennessy Cornerstone Value Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Hennessy Cornerstone Value Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Hennessy Cornerstone Value Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Hennessy Cornerstone Value Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Cornerstone Value Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Cornerstone Value Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Total Return Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Total Return Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Hennessy Total Return Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Hennessy Total Return Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Hennessy Total Return Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Hennessy Total Return Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Hennessy Total Return Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Hennessy Equity and Income Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Equity and Income Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Hennessy Equity and Income Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Equity and Income Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Equity and Income Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Hennessy Equity and Income Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Equity and Income Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Hennessy Equity and Income Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Hennessy Equity and Income Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Equity and Income Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Equity and Income Fund - Investor Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Hennessy Equity and Income Fund - Investor Class | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Hennessy Equity and Income Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Hennessy Equity and Income Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Hennessy Equity and Income Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Equity and Income Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Equity and Income Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Hennessy Equity and Income Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Equity and Income Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Hennessy Equity and Income Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Hennessy Equity and Income Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Hennessy Equity and Income Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Hennessy Equity and Income Fund - Institutional Class | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Hennessy Equity and Income Fund - Institutional Class | U.S. Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Hennessy Balanced Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hennessy Balanced Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Hennessy Balanced Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Hennessy Balanced Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Hennessy Balanced Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Hennessy Balanced Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Hennessy Balanced Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
Hennessy Energy Transition Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Energy Transition Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Hennessy Energy Transition Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Energy Transition Fund - Investor Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Energy Transition Fund - Investor Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Hennessy Energy Transition Fund - Investor Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Hennessy Energy Transition Fund - Investor Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Energy Transition Fund - Investor Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Hennessy Energy Transition Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Hennessy Energy Transition Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Hennessy Energy Transition Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Hennessy Energy Transition Fund - Institutional Class | Downstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Hennessy Energy Transition Fund - Institutional Class | Exploration and Production [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Hennessy Energy Transition Fund - Institutional Class | Integrated [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Hennessy Energy Transition Fund - Institutional Class | Midstream [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Hennessy Energy Transition Fund - Institutional Class | Oil Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Hennessy Midstream Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Hennessy Midstream Fund - Investor Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Hennessy Midstream Fund - Investor Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Hennessy Midstream Fund - Investor Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Hennessy Midstream Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Hennessy Midstream Fund - Institutional Class | Crude Oil and Refined Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Hennessy Midstream Fund - Institutional Class | Geathering and Processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Hennessy Midstream Fund - Institutional Class | Natural Gas/NGL Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.80%
Hennessy Gas Utility Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Hennessy Gas Utility Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Gas Utility Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Hennessy Gas Utility Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hennessy Gas Utility Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.30%
Hennessy Gas Utility Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Hennessy Gas Utility Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Hennessy Gas Utility Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hennessy Japan Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Hennessy Japan Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Japan Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Japan Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Hennessy Japan Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Hennessy Japan Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Hennessy Japan Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Hennessy Japan Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Japan Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Japan Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Hennessy Japan Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Hennessy Japan Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Hennessy Japan Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Hennessy Japan Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Hennessy Japan Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Hennessy Japan Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Hennessy Japan Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Hennessy Japan Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Hennessy Japan Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Hennessy Japan Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Japan Small Cap Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Hennessy Japan Small Cap Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Hennessy Japan Small Cap Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Japan Small Cap Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Hennessy Japan Small Cap Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Hennessy Japan Small Cap Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Hennessy Japan Small Cap Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Hennessy Japan Small Cap Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Hennessy Japan Small Cap Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Hennessy Japan Small Cap Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Hennessy Japan Small Cap Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Hennessy Japan Small Cap Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hennessy Japan Small Cap Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Hennessy Japan Small Cap Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Hennessy Japan Small Cap Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Hennessy Japan Small Cap Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Hennessy Japan Small Cap Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Hennessy Japan Small Cap Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Hennessy Large Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Hennessy Large Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hennessy Large Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Hennessy Large Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Hennessy Small Cap Financial Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Hennessy Small Cap Financial Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Small Cap Financial Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Hennessy Small Cap Financial Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Hennessy Technology Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Hennessy Technology Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hennessy Technology Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Hennessy Technology Fund - Investor Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hennessy Technology Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Hennessy Technology Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hennessy Technology Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.00%
Hennessy Technology Fund - Institutional Class | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hennessy Sustainable ETF | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hennessy Sustainable ETF | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Hennessy Sustainable ETF | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Hennessy Sustainable ETF | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Hennessy Sustainable ETF | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Hennessy Sustainable ETF | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Hennessy Sustainable ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Hennessy Sustainable ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hennessy Sustainable ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Hennessy Sustainable ETF | Short-Term Investments and Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Hennessy Sustainable ETF | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%